Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Beneficial interest in BD Defined Contribution Plan Master Trust	$ 101,405,773	$ 85,439,992
Notes receivable from participants	2,663,440	2,342,791
Contributions receivable – Company	3,701,413	2,016,066
Pending trade settlements	39,696	56,368
Total assets	107,810,322	89,855,217
Liabilities
Pending trade settlements	43,494	56,803
Investment management fees payable	7,953	3,000
Total liabilities	51,447	59,803
Net assets available for benefits	$ 107,758,875	$ 89,795,414